Property and equipment - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of right of use assets [Line Items]
Property, plant and equipment	R$ 369,942	R$ 167,547
Addition	53,698	8,142
Disclosure of right of use assets [Member]
Disclosure of right of use assets [Line Items]
Property, plant and equipment	101,027	108,680	R$ 136,771
Addition	1,813	3,425
Depreciation charge for the year in right of use assets	(603)	(1,577)
Contractual adjustment	5,440
Lease termination of non-renewed contracts	R$ (14,303)	R$ (29,939)